Note 8 - Leases (Tables)	12 Months Ended
Oct. 31, 2025
Notes Tables
Lessee, Lease Liability, Maturity [Table Text Block]
Fiscal Year	Operating leases	Finance leases
2026	540,420	101,330
2027	493,180	45,616
2028	510,241	45,616
2029	527,981	45,616
Thereafter	44,122	30,411
Total undiscounted lease payments	2,115,944	268,589
Present value discount	(364,462)	(36,618)
Total lease liability	$1,751,482	$231,971